[KEMPER FUNDS LOGO]

                                                                Semiannual
                                                                Report

                                                                October 31, 2000


                                                           Premium Reserve Money
                                                                   Market Shares

                                                             Institutional Money
                                                                   Market Shares

Dear Shareholder:

We appreciate your decision to invest in Kemper Funds. To provide you with an update of holdings, on the following pages you'll find the Money Market Portfolio's semiannual report for the six-month period ended October 31, 2000. Also included are financial highlights for the following share classes:

     o    Premium Reserve Money Market Shares (formerly Retail Shares)

     o    Institutional Money Market Shares

Briefly, for the six months ending October 31, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income while maintaining stability of principal.


Economic Review and Outlook

During the past three months expectations of both a growth slowdown and an end to the path of tightening monetary conditions became more entrenched. Economic data, with few exceptions, supported these perceptions of a soft landing and the forward yield curve suggested a possible ease in the first quarter of 2001. Nevertheless, the wild card of inflation remained difficult to dismiss. Core CPI as measured on a year over year basis is in an uptrend, and energy and some agricultural prices have risen. In this context, short-term instruments traded rich to 6.5% Federal Funds target, and the yield curve flattened with the pickup extension from one to twelve months declining from 40 to 20 basis points.

We favored lengthening given attractive market opportunities. The flatness of the yield curve was a limiting concern; nevertheless selected purchases into 2001 were made, but we primarily concentrated in maturities under 90 days. Issuance of variable and floating rate instruments was light, but some purchases of more attractively priced issues were made. Average life modestly lengthened.

It appears the unfolding economic scenario will be marked by both softer growth and developing inflationary pressures. We believe any slowdown should be modest. Consumers are highly confident, as gauged by firm housing data and strengthening personal consumption expenditures, and remain encouraged by tight labor markets. On the other hand, the Fed is very sensitive to inflation, particularly any incipient wage pressure, because any growth slowdown may damage labor productivity, a critical driver of this successful economic run. Under these conditions, we believe the Fed is on hold for the balance of the year. Accordingly, we will remain cautious but lengthen as opportunities arise. However, average maturity will be maintained shorter than the reported average for peer funds.

Portfolio Results
As of October 31, 2000
------------------------------------------------------------------------
                                                             7-Day
                                                         Current Yield
------------------------------------------------------------------------
Premium Reserve
Money Market Shares                                         6.08%
------------------------------------------------------------------------
Institutional Money
Market Shares                                               6.49%
------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.


/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager
November 1, 2000


Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.


Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The fund's net yield is the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at October 31, 2000 (Unaudited)

                                                     Principal
                                                      Amount          Value
------------------------------------------------------------------------------

Money Market Portfolio


Commercial Paper -- 78.1%
------------------------------------------------------------------------------
Ace Overseas Corp.
   6.61%, 12/11/2000                            $   76,700,000 $   76,146,056
------------------------------------------------------------------------------
Allfirst Bank
   6.62%*, 11/16/2000                               45,000,000     44,997,299
------------------------------------------------------------------------------
American Honda Finance Corp.
   6.62%*, 11/10/2000-11/23/2000                   115,000,000    115,000,000
------------------------------------------------------------------------------
Asset Portfolio Funding
   6.61%, 12/18/2000                               100,000,000     99,151,389
------------------------------------------------------------------------------
Associates Corp.
   6.52%-6.66%*, 11/17/2000-12/26/2000             175,000,000    174,306,516
------------------------------------------------------------------------------
AT & T Corp.
   6.64%-6.72%, 2/14/2001-4/11/2001                123,500,000    120,538,539
------------------------------------------------------------------------------
Atlantis One Funding
   6.68%-6.78%, 1/25/2001-2/26/2001                183,745,000    180,503,423
------------------------------------------------------------------------------
Banc One Australia
   6.72%, 1/4/2001                                  20,000,000     19,764,978
------------------------------------------------------------------------------
Banco Bradesco
   6.60%, 11/14/2000                                50,000,000     49,882,097
------------------------------------------------------------------------------
Banco de Galicia y Buenos Aires S.A.
   6.66%-6.69%, 3/20/2001-3/23/2001                 90,000,000     87,730,888
------------------------------------------------------------------------------
Bank of America Corp.
   6.78%, 1/11/2001                                100,000,000     98,700,306
------------------------------------------------------------------------------
Bank One Corp.
   6.80%-7.17%*, 11/4/2000-5/8/2001                 60,000,000     59,999,990
------------------------------------------------------------------------------
Barclays US Funding Corp.
   6.65%, 2/15/2001                                100,000,000     98,084,639
------------------------------------------------------------------------------
Barton Capital Corp.
   6.54%, 11/8/2000                                 50,000,000     49,936,708
------------------------------------------------------------------------------
Bavaria Finance Funding
   6.68%-6.70%, 1/8/2001-1/26/2001                  21,398,000     21,097,378
------------------------------------------------------------------------------
Bavaria Universal Funding
   6.56%-6.60%, 11/15/2000-11/17/2000               70,311,000     70,119,770
\
    The accompanying notes are an integral part of the financial statements.

                                                       Principal        Value
                                                        Amount
--------------------------------------------------------------------------------

Blue Ridge Asset Funding
   6.55%, 11/17/2000-11/21/2000                   $  117,882,000 $  117,487,222
--------------------------------------------------------------------------------
British Gas Capital, Inc.
   6.68%, 1/17/2001                                   50,000,000     49,299,514
--------------------------------------------------------------------------------
British Telecommunications PLC
   6.71%-6.85%*, 1/9/2001-2/21/2001                  182,000,000    179,343,086
--------------------------------------------------------------------------------
California Pollution Control Financing Authority
   6.60%, 12/8/2000                                   39,750,000     39,750,000
--------------------------------------------------------------------------------
Capital One Funding Corp.
   6.65%*, 11/1/2000-11/2/2000                        81,805,893     81,805,893
--------------------------------------------------------------------------------
Caterpillar Financial Services
   6.69%-6.90%*, 11/1/2000-1/16/2001                 155,000,000    155,102,640
--------------------------------------------------------------------------------
Chrysler Financing Company, LLC
   6.71%*, 11/16/2000                                 13,000,000     13,002,800
--------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.64%-6.79%*, 11/1/2000-1/16/2001                 188,000,000    187,945,231
--------------------------------------------------------------------------------
COFCO Capital Corp.
   6.59%, 11/14/2000                                  35,000,000     34,917,594
--------------------------------------------------------------------------------
Comerica Bank
   6.54%*, 11/14/2000                                 40,000,000     39,992,650
--------------------------------------------------------------------------------
Commerz Europe (Ireland)
   6.71%-6.73%, 1/11/2001-1/22/2001                  180,000,000    177,547,289
--------------------------------------------------------------------------------
Corporate Receivables Corp.
   6.70%, 1/19/2001                                   50,000,000     49,280,222
--------------------------------------------------------------------------------
CSN Overseas
   6.57%-6.65%, 11/29/2000-12/5/2000                  61,494,000     61,147,764
--------------------------------------------------------------------------------
CXC, Inc.
   6.70%, 1/22/2001                                   80,000,000     78,804,622
--------------------------------------------------------------------------------
Den Danske Corp.
   6.68%, 1/5/2001                                    81,000,000     80,039,138
--------------------------------------------------------------------------------
Eureka Securitization, Inc.
   6.54%-6.55%, 11/1/2000-11/9/2000                  100,000,000     99,927,556
--------------------------------------------------------------------------------
Fleet National Bank
   6.74%*, 11/21/2000                                 40,000,000     40,036,485
--------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.60%-6.92%*, 11/24/2000-1/16/2001                 59,000,000     59,038,720



    The accompanying notes are an integral part of the financial statements.

                                                  Principal        Value
                                                   Amount
---------------------------------------------------------------------------

Forrestal Funding Master
   6.64%-6.72%, 1/29/2001-2/21/2001          $  173,227,000 $  169,877,981
---------------------------------------------------------------------------
Fortune Brands, Inc.
   6.54%-6.62%, 11/21/2000-11/22/2000            25,000,000     24,906,194
---------------------------------------------------------------------------
Four Winds Funding Corp.
   6.54%-6.66%, 11/7/2000-2/1/2001              172,000,000    169,465,297
---------------------------------------------------------------------------
France Telecom SA
   6.54%-6.72%, 11/16/2000-2/27/2001            148,040,000    146,083,908
---------------------------------------------------------------------------
Galaxy Funding
   6.69%-6.89%, 12/7/2000-2/5/2001              176,165,000    174,309,136
---------------------------------------------------------------------------
Giro Funding US Corp.
   6.65%-6.70%, 1/9/2001-3/19/2001              217,432,000    213,501,678
---------------------------------------------------------------------------
Girsa Funding Corp.
   6.65%, 4/23/2001                              60,000,000     58,141,331
---------------------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania
   6.77%*, 1/27/2001                             37,000,000     36,999,871
---------------------------------------------------------------------------
Goldman Sachs Group, L.P.
   6.79%-6.81%*, 12/27/2000-1/24/2001            70,000,000     70,046,119
---------------------------------------------------------------------------
Goldman Sachs Promissory Note
   6.62%-6.86%*, 11/1/2000-11/6/2000            105,000,000    105,019,177
---------------------------------------------------------------------------
Greenwich Funding Corp.
   6.61%-6.69%, 12/6/2000-1/5/2001              178,406,000    177,111,740
---------------------------------------------------------------------------
Household Finance Corp.
   6.71%-6.91%*, 12/26/2000-1/20/2001           143,000,000    143,095,337
---------------------------------------------------------------------------
HVB Finance
   6.74%, 1/16/2001                             100,000,000     98,617,222
---------------------------------------------------------------------------
International Securitization Corp.
   6.64%, 11/30/2000                             25,000,000     24,868,493
---------------------------------------------------------------------------
Intrepid Funding Corp.
   6.61%-6.68%, 12/7/2000-2/16/2001             181,546,000    179,702,096
---------------------------------------------------------------------------
Jupiter Securities Corp.
   6.67%-6.71%, 1/2/2001-1/29/2001              111,303,000    109,663,399
---------------------------------------------------------------------------
Jupiter Securitization
   6.60%, 1/4/2001                               43,836,000     43,321,658
---------------------------------------------------------------------------
Merrill Lynch & Co.
   6.60%-6.69%*, 11/12/2000-11/30/2000          175,000,000    175,036,792



    The accompanying notes are an integral part of the financial statements.

                                                  Principal
                                                   Amount          Value
---------------------------------------------------------------------------

Moat Funding LLC
   6.56%-6.84%, 11/29/2000-5/15/2001         $  185,139,000 $  182,433,958
---------------------------------------------------------------------------
Monte Rosa Capital Corp.
   6.58%-6.72% , 11/13/2000-1/10/2001            90,727,000     90,031,710
---------------------------------------------------------------------------
Moriarty LLC
   6.70%-6.71%, 1/17/2001-1/23/2001             175,000,000    172,427,403
---------------------------------------------------------------------------
NATC California LLC
   6.55%, 1/25/2001                              70,000,000     68,917,431
---------------------------------------------------------------------------
National Bank of Canada
   6.65%-6.70%, 1/16/2001-1/24/2001              95,000,000     93,575,444
---------------------------------------------------------------------------
National Rural Utility
   6.73%* , 1/20/2001                           170,000,000    170,000,000
---------------------------------------------------------------------------
Nordebanken North America
   6.75%, 1/5/2001                               25,000,000     24,703,438
---------------------------------------------------------------------------
Northern Rock PLC
   6.75%, 1/22/2001                              50,000,000     49,252,889
---------------------------------------------------------------------------
Oakland-Alameda County Coliseum, California
   6.55%, 11/13/2000                             37,300,000     37,300,000
---------------------------------------------------------------------------
Old Kent Bank
   6.64%-6.67%* , 11/1/2000-7/3/2001             75,000,000     74,992,179
---------------------------------------------------------------------------
Old Line Funding Corp.
   6.57%, 11/17/2000                             20,000,000     19,942,044
---------------------------------------------------------------------------
Omnicom Finance, Inc.
   6.54%, 11/6/2000-11/21/2000                  115,000,000    114,720,139
---------------------------------------------------------------------------
Pacific Gas and Electric
   6.65%, 1/12/2001-1/19/2001                    73,000,000     71,981,162
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   6.54%, 11/27/2000                             56,098,000     55,834,651
---------------------------------------------------------------------------
Private Export Funding
   6.62%, 4/26/2001                              25,000,000     24,217,778
---------------------------------------------------------------------------
Prudential Funding Corp.
   6.67%-6.73%*, 12/18/2000-1/18/2001           125,000,000    123,816,132
---------------------------------------------------------------------------
Quincy Capital Corp.
   6.55%-6.59%, 11/6/2000-12/14/2000            185,363,000    184,559,247
---------------------------------------------------------------------------
Royal Bank of Scotland
   6.55%*, 11/10/2000                            20,500,000     20,498,241



    The accompanying notes are an integral part of the financial statements.


                                                        Principal
                                                          Amount          Value
------------------------------------------------------------------------------------
                                  >
Scaldis Capital, LLC
   6.63%-6.98%, 11/29/2000-3/27/2001                  $  156,758,000 $  154,596,826
------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   6.55%, 11/2/2000                                      100,000,000     99,981,889
------------------------------------------------------------------------------------
Sigma Finance
   6.62%-6.87%*, 11/3/2000-2/12/2001                     134,275,000    132,587,953
------------------------------------------------------------------------------------
SMM Trust 1999-A
   6.64%*, 11/13/2000                                    105,000,000    105,000,000
------------------------------------------------------------------------------------
Southern California Edison
   6.67%, 2/2/2001                                        20,000,000     19,662,100
------------------------------------------------------------------------------------
Spintab AB
   6.78%, 12/14/2000                                      57,750,000     57,294,738
------------------------------------------------------------------------------------
Stellar Funding Group
   6.91%, 12/15/2000                                      47,759,000     47,368,782
------------------------------------------------------------------------------------
Superior Funding Capital
   6.56%-6.64%, 11/30/2000-1/8/2001                       52,098,000     51,631,432
------------------------------------------------------------------------------------
Surrey Funding Corp.
   6.57%, 11/3/2000                                      131,567,000    131,519,197
------------------------------------------------------------------------------------
Texas Veterans Housing Assistance, General Obligation
   6.60%*, 11/1/2000                                      19,755,000     19,755,000
------------------------------------------------------------------------------------
TransAmerica Finance Corp.
   6.78%*, 12/1/2000                                      20,000,000     20,000,000
------------------------------------------------------------------------------------
Xerox Capital Corp.
   6.69%*, 11/8/2000                                      10,000,000      9,999,628
------------------------------------------------------------------------------------
WCP Funding, Inc.
   6.60%, 12/5/2000                                       35,000,000     34,785,139
------------------------------------------------------------------------------------
Total Commercial Paper (Cost $7,493,582,361)                           7,493,582,361
------------------------------------------------------------------------------------
Certificates of Deposit and Bank Notes -- 21.9%
------------------------------------------------------------------------------------
Abbey National Bank
   6.73%, 1/22/2001                                       50,000,000     50,000,000
------------------------------------------------------------------------------------
Allfirst Bank
   6.57%-6.62%*, 11/10/2000-11/30/2000                   100,000,000     99,998,904
------------------------------------------------------------------------------------
American Express Centurian Bank
   6.58%-6.67%*, 11/1/2000-11/23/2000                    157,000,000    156,993,731


    The accompanying notes are an integral part of the financial statements.

                                                  Principal
                                                    Amount          Value
---------------------------------------------------------------------------

Amsouth Bank
   6.72%*, 11/1/2000                            $   40,000,000 $   39,996,667
------------------------------------------------------------------------------
Bank of America
   6.67%*, 11/1/2000                                75,000,000     75,000,000
------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
   7.18%, 5/10/2001                                 50,000,000     49,997,540
------------------------------------------------------------------------------
CIBC New York
   6.58%*, 11/1/2000                               125,000,000    124,940,648
------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.61%*, 12/6/2000                                15,000,000     14,995,659
------------------------------------------------------------------------------
Comerica Bank
   6.57%-6.66%*, 11/1/2000-11/12/2000              115,000,000    114,985,093
------------------------------------------------------------------------------
Commerzbank AG New York
   6.57%*, 11/3/2000                               125,000,000    124,962,296
------------------------------------------------------------------------------
CS First Boston, Inc.
   6.61%*, 11/20/2000                              100,000,000    100,000,000
------------------------------------------------------------------------------
Dresdner US Finance, Inc.
   7.22%, 5/8/2001                                  50,000,000     49,995,134
------------------------------------------------------------------------------
FCC National
   6.71%*, 12/2/2000                                50,000,000     50,006,675
------------------------------------------------------------------------------
First Union National Bank
   6.67%-6.69%*, 11/1/2000                         170,000,000    170,000,000
------------------------------------------------------------------------------
Fleet National Bank
   6.56%*, 11/20/2000                              110,000,000    109,964,642
------------------------------------------------------------------------------
Harris Trust and Savings Bank
   6.56%*, 11/12/2000                               45,000,000     44,989,003
------------------------------------------------------------------------------
Household Finance Corp.
   6.82%*, 11/4/2000                                25,000,000     25,011,479
------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.
   6.61%*, 11/17/2000                               70,000,000     70,000,000
------------------------------------------------------------------------------
Key Bank Corp.
   6.63%-6.68%*, 11/8/2000-11/25/2000              100,000,000     99,986,441
------------------------------------------------------------------------------
Merita Bank
   6.56%-6.62%*, 11/3/2000-11/29/2000               95,000,000     94,993,587
------------------------------------------------------------------------------
National Bank of Canada
   6.68%*, 11/22/2000                               10,000,000      9,999,719


    The accompanying notes are an integral part of the financial statements.


                                                                  Principal
                                                                    Amount          Value
-----------------------------------------------------------------------------------------------
National City Bank of Cleveland
   6.57%-6.79%*, 11/22/2000-1/5/2001                              $   45,000,000 $   45,002,185
------------------------------------------------------------------------------------------------
Old Kent Bank
   6.66%-6.67%*, 11/1/2000                                            85,000,000     84,998,741
------------------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.60%*, 11/6/2000                                                  70,000,000     70,000,000
------------------------------------------------------------------------------------------------
U.S. Bank, N.A.
   6.63%-6.74%*, 11/1/2000-11/21/2000                                170,000,000    169,996,797
------------------------------------------------------------------------------------------------
Wells Fargo
   6.69%, 1/17/2001                                                   50,000,000     50,000,000
------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $2,096,814,941)                 2,096,814,941
------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $9,590,397,302) (a)                     $9,590,397,302


     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $9,590,397,302.

* Variable rate securities. The rates shown are the current rates at October 31, 2000. The dates shown represent the demand date or the next interest rate change date. The accompanying notes are an integral part of the financial statements.


    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities


                                                                                                       Money Market
as of October 31, 2000 (Unaudited)                                                                       Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $9,590,397,302
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              --
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       29,500,467
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                           9,619,897,769
---------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                     29,923,486
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                         48,489,311
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                     2,099,945
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        5,660,650
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         86,173,392
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $9,533,724,377
---------------------------------------------------------------------------------------------------------------------

Institutional Shares
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  611,798,492
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               611,798,492
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Premier Money Market Shares
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $1,848,273,196
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             1,848,273,196
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Premium Reserve Money Market Shares
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   54,327,286
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                54,327,286
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Service Shares
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $7,019,325,403
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             7,019,325,403
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                           Money Market
Six months ended October 31, 2000 (Unaudited)                Portfolio
-------------------------------------------------------------------------

Investment Income
-------------------------------------------------------------------------
Interest                                                  $  282,730,201
                                                          ---------------
-------------------------------------------------------------------------
Expenses:
-------------------------------------------------------------------------
Management fee                                                 6,708,011
-------------------------------------------------------------------------
Services to shareholders                                      12,165,935
-------------------------------------------------------------------------
Custodian fees                                                   481,573
-------------------------------------------------------------------------
Distribution services fees                                    22,077,035
-------------------------------------------------------------------------
Administrative services fees                                   1,672,546
-------------------------------------------------------------------------
Auditing                                                          31,088
-------------------------------------------------------------------------
Legal                                                             33,346
-------------------------------------------------------------------------
Trustees' fees and expenses                                       89,837
-------------------------------------------------------------------------
Reports to shareholders                                          590,007
-------------------------------------------------------------------------
Registration fees                                              1,202,358
-------------------------------------------------------------------------
Other                                                            281,372
                                                          ---------------
-------------------------------------------------------------------------
Total expenses, before expense reductions                     45,333,108
-------------------------------------------------------------------------
Expense reductions                                           (4,246,419)
                                                          ---------------
-------------------------------------------------------------------------
Total expenses, after expense reductions                      41,086,689
-------------------------------------------------------------------------
Net investment income                                        241,643,512
-------------------------------------------------------------------------
Net increase in net assets resulting from operations      $  241,643,512
-------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                              Money Market Portfolio
                                                                         -------------------------------
                                                                            Six Months
                                                                              Ended        Year Ended
                                                                           October 31,      April 30,
                                                                         2000 (Unaudited)     2000
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                    $  241,643,512  $  233,355,368
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        241,643,512     233,355,368
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                  (241,643,512)   (233,355,368)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares:
--------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                 1,193,567,112     748,054,449
--------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                 6,730,006       4,996,572
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                   (771,473,108)   (570,178,147)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
                                                                            428,824,010     182,872,874
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Premier Money Market Shares (a):
--------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                 2,334,119,171      11,951,644
--------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                26,789,042           5,653
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                   (523,993,801)       (598,513)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
                                                                          1,836,914,412      11,358,784
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
--------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                    71,088,124      37,164,706
--------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                   688,812         300,324
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                    (34,381,779)    (20,804,478)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
                                                                             37,395,157      16,660,552
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Service Shares:
--------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                24,732,599,058  46,591,548,249
--------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                               186,135,342     199,345,248
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                 (24,214,316,285)(43,819,371,616)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
                                                                            704,418,115   2,971,521,881
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
--------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                            --             362
--------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                        --           2,012
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              --       (103,701)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                     --       (101,327)
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        3,007,551,694   3,182,312,764
                                                                         -------------------------------
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                         3,007,551,694   3,182,312,764
--------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                         6,526,172,683   3,343,859,919
--------------------------------------------------------------------------------------------------------
Net assets at end of period                                              $9,533,724,377  $6,526,172,683
--------------------------------------------------------------------------------------------------------

(a)      Premier Money Market Shares commenced operations on February 23, 2000.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

-------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Institutional Shares
-------------------------------------------------------------------------------------------------------------

Years ended April 30,                                                 2000(a)       2000(b)       2000(c)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------
   Net investment income                                                 .03           .05           .01
-------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                       (.03)         (.05)         (.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------
Total Return (%) (d)                                                  3.28**          5.50        1.29**
-------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                              611,798       182,974           102
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         .30*           .29          .28*
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          .25*           .25          .25*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                     6.45*          5.58         4.75*


-------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Premium Reserve Money Market Shares
-------------------------------------------------------------------------------------------------------------

Years ended April 30,                                                 2000(a)       2000(b)       1999(c)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------
   Net investment income                                                 .03           .05           .01
-------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                       (.03)         (.05)         (.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------
Total Return (%) (d)                                                  3.05**          5.05        1.18**
-------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                               54,327        16,932           272
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         .54*           .68          .67*
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          .54*           .68          .67*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                     6.15*          5.31         4.38*
-------------------------------------------------------------------------------------------------------------



(a)  For the six months ended October 31, 2000 (Unaudited).

(b)  For the year ended April 30, 2000.

(c) For the period January 22, 1999 (commencement of operations) to April 30, 1999.

(d)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market Shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Premium Reserve Money Market and Institutional shares of the Money Market Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the portfolio declining to 0.15% of average daily net assets of the portfolio in excess of $3 billion. During the six months ended October 31, 2000, the Portfolio incurred management fees as follows:

                                                         Management    Effective
                                                            fees          rate
--------------------------------------------------------------------------------
Money Market Portfolio                                   $    6,708,011    .16%
--------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of 0.60% of average daily net assets for the Service shares of the Money Market Portfolio and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the six months ended October 31, 2000, the Portfolio incurred distribution services fees as follows:

                                                                  Distribution
                                                                  services fees
--------------------------------------------------------------------------------
Money Market Portfolio
(after $4,130,749 of expense waiver)                             $   17,946,286
--------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Premium Reserve Money Market and Premier Money Market shares of the Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to 0.15% of average daily net assets. For the six months ended October 31, 2000, the Portfolio incurred administrative services fees as follows:

                                                                Administrative
                                                                 services fees
--------------------------------------------------------------------------------
Money Market Portfolio (after $70,311 of expense waiver)        $    1,602,235
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, for the six months ended October 31, 2000, KSvC received shareholder services fees as follows:

                                                                   Shareholder
                                                                  services fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $   10,465,636
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 2000, the Portfolio made no payments to its officers and incurred Trustees' fees to independent Trustees as follows:

                                                                 Trustees' fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $       89,837
--------------------------------------------------------------------------------

Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolio's operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional shares (0.25%), Premier Money Market, Premium Reserve Money Market and Service shares (1.00%). For the six months ended October 31, 2000, Scudder Kemper did not absorb any expenses.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the period, the Money Market Portfolio custody and transfer agent fees were reduced as follows:

                                                     Custodian   Transfer Agent
--------------------------------------------------------------------------------
Money Market Portfolio                            $     8,616    $    36,744
--------------------------------------------------------------------------------


4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

[LOGO] KEMPER FUNDS

Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.